Supplemental Cash Flow Information (Tables)	6 Months Ended
Jun. 30, 2026
Disclosure of Supplemental Cash Flow Information [Abstract]
Details of Other in the Consolidated Statement of Cash Flow

Details of “Other” within the net cash provided by operating activities section in the consolidated statement of cash flow are as follows:

	Three months ended June 30,		Six months ended June 30,
(millions of U.S. dollars)	2026	2025	2026	2025
Non-cash employee benefit charges	49	44	102	85
Net (gains) losses on foreign exchange and derivative financial instruments	(6)	49	(14)	58
Fair value adjustments (see note 5)	2	7	(1)	14
Other	(44)	5	(40)	12
	1	105	47	169

Details of Changes in Working Capital and Other Items

Details of “Changes in working capital and other items” within the net cash provided by operating activities section in the consolidated statement of cash flow are as follows:

	Three months ended June 30,		Six months ended June 30,
(millions of U.S. dollars)	2026	2025	2026	2025
Trade and other receivables	64	(25)	22	27
Prepaid expenses and other current assets	6	(1)	28	16
Payables, accruals and provisions	50	6	(114)	(239)
Deferred revenue	92	127	6	61
Income taxes	17	11	(11)	(24)
Other	(22)	(11)	(29)	(27)
	207	107	(98)	(186)

Details of Income Taxes (Paid) Received

Details of income taxes (paid) received are as follows:

	Three months ended June 30,		Six months ended June 30,
(millions of U.S. dollars)	2026	2025	2026	2025
Operating activities - continuing operations	(42)	(42)	(159)	(150)
Investing activities	7	-	7	-
Total income taxes paid	(35)	(42)	(152)	(150)